Business Combination - Schedule of Proforma Information (Details) (10-K)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Business Combinations [Abstract]
Revenue	$ 33,057,338
Net Loss	$ (5,048,290)
Basic and Diluted Loss per Share | $ / shares	$ (0.31)
Basic and Diluted Weighted Average Common Shares Outstanding | shares	16,201,766